WARRANTS (Details 1) - Public Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Warrants Exercisable (vested) ,Beginning		0
Number of Warrants Granted		4,777,364
Number of Warrants Outstanding	4,777,364	4,777,364
Number of Warrants Exercisable (vested) ,Ending	4,777,364	4,777,364
Weighted Average Exercise Price Exercisable (vested) ,Beginning	$ 1	$ 0
Weighted Average Exercise Price Warrants Granted	0	1
Weighted Average Exercise Price Outstanding	0	1
Weighted Average Exercise Price Exercisable (vested) ,ending	$ 0	$ 1
Weiighted average contractual life granted		4 years 3 months 18 days
Weighted average contractual life Outstanding	3 years 3 months 18 days	3 years 3 months 18 days
Weighted average contractual life Warrants Exercisable (vested)	4 years 3 months 18 days	4 years 3 months 18 days
Aggregate Intrinsic value Exercisable (Vested)	$ 2,770,871	$ 0
Aggregate Intrinsic value Granted	0	0
Aggregate Intrinsic value Forfeited or Expired	0	0
Aggregate Intrinsic value Exercised	0	0
Aggregate Intrinsic value Outstanding	100,325	2,770,871
Aggregate Intrinsic value Exercisable (vested) Endining	$ 100,325	$ 2,770,871